Janus Henderson Venture Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.8%
Auto Components – 1.0%
Quantumscape Corp*	486,572	$10,797,033
Visteon Corp*	279,774	31,094,082
		41,891,115
Automobiles – 0.6%
Thor Industries Inc	232,944	24,172,599
Banks – 0.6%
Bancorp Inc/The*	927,645	23,478,695
Biotechnology – 6.9%
Ascendis Pharma A/S (ADR)*	130,750	17,589,798
Bicycle Therapeutics Ltd (ADR)*	115,040	7,002,485
Centessa Pharmacuticals PLC (ADR)*,#	77,278	870,150
Eagle Pharmaceuticals Inc/DE*	424,384	21,609,633
ESSA Pharma Inc*	734,925	10,435,935
Global Blood Therapeutics Inc*	438,707	12,840,954
Halozyme Therapeutics Inc*	606,718	24,396,131
Icosavax Inc*,#	564,495	12,915,646
Insmed Inc*	688,643	18,758,635
Ligand Pharmaceuticals Inc*	291,855	45,079,923
Mirati Therapeutics Inc*	117,381	17,218,619
Myovant Sciences Ltd*	911,369	14,190,015
Neurocrine Biosciences Inc*	289,676	24,671,705
Praxis Precision Medicines Inc*	438,841	8,645,168
PTC Therapeutics Inc*	478,084	19,042,086
Travere Therapeutics Inc*	624,927	19,397,734
Vaxcyte Inc*	603,547	14,358,383
		289,023,000
Building Products – 2.8%
CSW Industrials Inc	339,247	41,001,392
Janus International Group Inc*	2,505,646	31,370,688
Zurn Water Solutions Corp	1,229,360	44,748,704
		117,120,784
Capital Markets – 3.4%
Assetmark Financial Holdings Inc*	749,909	19,655,115
Focus Financial Partners Inc*	577,267	34,474,385
LPL Financial Holdings Inc	549,825	88,021,484
		142,150,984
Chemicals – 4.3%
Perimeter Solutions SA*	1,392,863	19,346,867
Sensient Technologies Corp	820,421	82,091,325
Valvoline Inc	2,171,416	80,972,103
		182,410,295
Commercial Services & Supplies – 1.6%
Brady Corp	740,441	39,909,770
Cimpress PLC*	151,982	10,883,431
Montrose Environmental Group Inc*	246,858	17,405,958
		68,199,159
Containers & Packaging – 1.2%
Sealed Air Corp	733,823	49,511,038
Diversified Consumer Services – 2.8%
Frontdoor Inc*	673,729	24,692,168
Stride Inc*	1,041,878	34,725,794
Terminix Global Holdings Inc*	1,264,233	57,181,259
		116,599,221
Diversified Financial Services – 1.0%
Clarivate Analytics PLC*	1,882,322	44,272,213
Diversified Telecommunication Services – 1.1%
Vonage Holdings Corp*	2,193,324	45,599,206
Electrical Equipment – 1.8%
EnerSys	406,591	32,145,085
Regal Beloit Corp	253,738	43,181,133
		75,326,218
Electronic Equipment, Instruments & Components – 3.9%
Napco Security Technologies Inc*	688,805	34,426,474
National Instruments Corp	409,361	17,876,795
Novanta Inc*	178,864	31,539,089
OSI Systems Inc*	364,796	33,998,987
Rogers Corp*	76,122	20,781,306

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electronic Equipment, Instruments & Components– (continued)
Xometry Inc - Class A*,#	446,365	$22,876,206
		161,498,857
Entertainment – 0.3%
Manchester United PLC	956,656	13,622,781
Equity Real Estate Investment Trusts (REITs) – 0.8%
Easterly Government Properties Inc	1,411,847	32,359,533
Food & Staples Retailing – 0.5%
Casey's General Stores Inc	118,854	23,455,837
Food Products – 0.9%
AppHarvest Inc*,#	1,323,999	5,150,356
Hain Celestial Group Inc*	735,996	31,360,790
		36,511,146
Health Care Equipment & Supplies – 8.2%
Alphatec Holdings Inc*	1,757,713	20,090,660
Axogen Inc*	1,593,846	14,934,337
CryoPort Inc*	554,262	32,795,683
Glaukos Corp*	305,985	13,597,973
Globus Medical Inc*	475,488	34,330,234
Heska Corp*	101,773	18,572,555
ICU Medical Inc*	164,835	39,121,939
Insulet Corp*	112,967	30,057,130
Integra LifeSciences Holdings Corp*	740,322	49,594,171
Paragon 28 Inc*,#	685,264	12,122,320
Sight Sciences Inc*,§	647,370	10,805,576
Sight Sciences Inc*,#	470,101	8,259,675
STERIS PLC	140,232	34,133,871
Surmodics Inc*	285,751	13,758,911
Treace Medical Concepts Inc*	607,482	11,323,465
		343,498,500
Health Care Providers & Services – 1.5%
HealthEquity Inc*	273,743	12,110,390
ModivCare Inc*	339,471	50,340,155
		62,450,545
Health Care Technology – 0.4%
Phreesia Inc*	381,609	15,897,831
Hotels, Restaurants & Leisure – 1.4%
Dutch Bros Inc - Class A*,#	499,298	25,419,261
Monarch Casino & Resort Inc*	427,025	31,578,499
		56,997,760
Household Durables – 0.9%
Lovesac Co*	603,413	39,982,145
Information Technology Services – 5.5%
Broadridge Financial Solutions Inc	284,811	52,069,147
Euronet Worldwide Inc*	414,333	49,376,064
Payfare Inc*,#,£	2,403,934	15,908,387
Repay Holdings Corp*	744,872	13,608,811
Shift4 Payments Inc - Class A*	202,315	11,720,108
WEX Inc*	175,079	24,579,341
WNS Holdings Ltd (ADR)*	700,151	61,767,321
		229,029,179
Insurance – 1.3%
RLI Corp	334,333	37,478,729
Trean Insurance Group Inc*	1,846,554	16,452,796
		53,931,525
Internet & Direct Marketing Retail – 0.8%
CarParts.com Inc*	1,643,474	18,406,909
Global-E Online Ltd*,#	277,773	17,608,031
		36,014,940
Life Sciences Tools & Services – 4.0%
Bio-Techne Corp	78,083	40,395,459
Codexis Inc*	789,729	24,694,826
ICON PLC*	161,894	50,138,572
Inotiv Inc*	489,520	20,594,106
NeoGenomics Inc*	969,659	33,084,765
		168,907,728
Machinery – 5.9%
Alamo Group Inc	159,759	23,513,330
ATS Automation Tooling Systems Inc*	1,024,065	40,677,598
Gates Industrial Corp PLC*	1,655,485	26,338,766
Hydrofarm Holdings Group Inc*	447,709	12,665,688
ITT Inc	378,001	38,627,922
Kornit Digital Ltd*	211,903	32,262,232
Nordson Corp	148,432	37,890,237

Shares or Principal Amounts		Value
Common Stocks– (continued)
Machinery– (continued)
SPX Corp*	581,456	$34,701,294
		246,677,067
Media – 0.8%
Advantage Solutions Inc*	1,770,769	14,201,567
John Wiley & Sons Inc	327,567	18,759,762
		32,961,329
Metals & Mining – 0.8%
Constellium SE*	1,880,252	33,675,313
Personal Products – 0.5%
BellRing Brands Inc*,#	700,625	19,988,831
Pharmaceuticals – 3.6%
Catalent Inc*	894,580	114,533,077
EyePoint Pharmaceuticals Inc*	676,743	8,283,334
Phathom Pharmaceuticals Inc*	401,751	7,902,442
United Medicines Biopharma*,§	671,911	7,187,432
Zogenix Inc*	755,552	12,277,720
		150,184,005
Real Estate Management & Development – 1.4%
FirstService Corp	151,135	29,693,493
Redfin Corp*	751,545	28,851,813
		58,545,306
Road & Rail – 0.7%
AMERCO	39,881	28,962,779
Semiconductor & Semiconductor Equipment – 2.3%
ON Semiconductor Corp*	1,415,178	96,118,890
Software – 20.0%
Altair Engineering Inc*	483,323	37,370,534
AvidXchange Holdings Inc*,#	625,376	9,418,163
Blackbaud Inc*	669,004	52,837,936
ChannelAdvisor Corp*,£	1,783,534	44,017,619
Clear Secure Inc - Class A*,#	547,251	17,167,264
Consensus Cloud Solutions Inc*	273,797	15,844,632
Descartes Systems Group Inc*	811,224	67,101,720
Enfusion Inc - Class A*,#	548,144	11,478,135
EngageSmart Inc*	487,195	11,751,143
Envestnet Inc*	488,965	38,794,483
Expensify Inc - Class A*,#	648,455	28,532,020
ForgeRock Inc - Class A*,#	231,981	6,191,573
Intelligent Systems Corp*,#,£	477,352	18,521,258
j2 Global Inc*	659,980	73,165,383
LivePerson Inc*	853,492	30,486,734
Nice Ltd (ADR)*	398,562	121,003,423
Paylocity Holding Corp*	269,907	63,741,237
SailPoint Technologies Holding Inc*	1,009,748	48,811,218
SS&C Technologies Holdings Inc	951,434	77,998,559
Trade Desk Inc*	192,159	17,609,451
Tyler Technologies Inc*	80,974	43,559,963
		835,402,448
Specialty Retail – 0.8%
Williams-Sonoma Inc	189,660	32,077,196
Thrifts & Mortgage Finance – 0.3%
LendingTree Inc*	95,104	11,659,750
Trading Companies & Distributors – 1.2%
Core & Main Inc - Class A*	1,695,615	51,444,959
Total Common Stocks (cost $2,230,144,037)		4,091,610,707
Private Investment in Public Equity (PIPES)– 1.1%
Diversified Financial Services – 1.1%
Everarc Holdings Ltd*,§	1,164,806	16,179,155
Owlet Inc*,§	581,011	1,551,299
Thayer Ventures Acquisition Corp*,§	2,679,033	27,058,233
Total Private Investment in Public Equity (PIPES) (cost $44,248,500)		44,788,687
Preferred Stocks– 0.2%
Professional Services – 0.2%
Apartment List Inc PP*,¢,§((cost $8,881,908)	2,431,401	8,881,908
Warrants– 0.1%
Diversified Financial Services – 0.1%
Everarc Holdings Ltd, expires 12/1/22*((cost $13,929)	1,392,883	2,790,641
Investment Companies– 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $59,587,271)	59,583,170	59,589,128

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– 1.3%
Investment Companies – 1.0%
Janus Henderson Cash Collateral Fund LLC, 0%ºº,£	44,472,113	$44,472,113
Time Deposits – 0.3%
Royal Bank of Canada, 0.0400%, 1/3/22	$11,051,788	11,051,788
Total Investments Purchased with Cash Collateral from Securities Lending (cost $55,523,901)		55,523,901
Total Investments (total cost $2,398,399,546) – 101.9%		4,263,184,972
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(80,692,993)
Net Assets – 100%		$4,182,491,979

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,725,728,087	87.4%
Israel	170,873,686	4.0
Canada	163,817,133	3.8
India	61,767,321	1.5
Ireland	50,138,572	1.2
Netherlands	33,675,313	0.8
United Kingdom	20,625,266	0.5
Virgin Islands (British)	18,969,796	0.4
Denmark	17,589,798	0.4

Total	$4,263,184,972	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/21
Common Stocks - 1.9%
Information Technology Services - 0.4%
Payfare Inc*,#	$-	$-	$(3,983,880)	$15,908,387
Software - 1.5%
ChannelAdvisor Corp*	-	-	(980,944)	44,017,619
Intelligent Systems Corp*,#	-	-	(864,007)	18,521,258
Total Software	$-	$-	$(1,844,951)	$62,538,877
Total Common Stocks	$-	$-	$(5,828,831)	$78,447,264
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	12,475	-	-	59,589,128
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	263,393∆	-	-	44,472,113
Total Affiliated Investments - 4.3%	$275,868	$-	$(5,828,831)	$182,508,505

(1) For securities that were affiliated for a portion of the period ended December 31, 2021, this column reflects amounts for the entire period ended December 31, 2021 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Common Stocks - 1.9%
Information Technology Services - 0.4%
Payfare Inc*,#	17,302,806	2,589,461	-	15,908,387
Software - 1.5%
ChannelAdvisor Corp*	44,998,563	-	-	44,017,619
Intelligent Systems Corp*,#	19,385,265	-	-	18,521,258
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	69,523,348	176,447,496	(186,381,715)	59,589,128
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	23,642,180	186,605,698	(165,775,765)	44,472,113

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	1/20/22	337,000	$(464,511)	$(8,475)
British Pound	1/20/22	(3,953,300)	5,456,394	106,704
Canadian Dollar	1/20/22	(43,286,100)	35,025,645	801,817

				900,046
Citibank, National Association:
British Pound	1/20/22	(2,739,100)	3,778,750	72,142
Canadian Dollar	1/20/22	(49,079,100)	39,681,523	877,504

				949,646
Credit Suisse International:
Canadian Dollar	1/20/22	10,360,000	(8,087,533)	103,523
HSBC Securities (USA), Inc.:
British Pound	1/20/22	1,170,000	(1,554,361)	28,908
British Pound	1/20/22	354,000	(488,329)	(9,289)
British Pound	1/20/22	(300,000)	403,744	(2,223)
Canadian Dollar	1/20/22	(49,079,300)	39,669,176	864,999

				882,395
JPMorgan Chase Bank, National Association:
British Pound	1/20/22	490,000	(656,553)	6,526
British Pound	1/20/22	(7,116,000)	9,810,459	180,936
British Pound	1/20/22	(2,533,000)	3,386,745	(40,965)
Canadian Dollar	1/20/22	1,650,000	(1,335,767)	(31,208)
Canadian Dollar	1/20/22	(12,417,000)	9,864,149	46,742

				162,031
State Street Bank and Trust Company:
British Pound	1/20/22	450,000	(599,759)	9,191
British Pound	1/20/22	(751,000)	994,461	(21,809)

				(12,618)
Total				$2,985,023

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2021

Value*
Forward foreign currency exchange contracts, purchased	$ 5,224,989
Forward foreign currency exchange contracts, sold	139,869,281

* Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold. Futures contracts and centrally-cleared swaps are reported as the average ending monthly notional value. Options are reported as the average ending monthly market value.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

#	Loaned security; a portion of the security is on loan at December 31, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2021 is $8,881,908, which represents 0.2% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc PP	11/2/20	$8,881,908	$8,881,908	0.2%
Everarc Holdings Ltd	6/16/21	11,648,060	16,179,155	0.4
Owlet Inc	2/17/21	5,810,110	1,551,299	0.1
Sight Sciences Inc	11/23/20	7,081,548	10,805,576	0.3
Thayer Ventures Acquisition Corp	7/1/21	26,790,330	27,058,233	0.6
United Medicines Biopharma	1/29/21	7,391,027	7,187,432	0.2
Total		$67,602,983	$71,663,603	1.8%

The Fund has registration rights for certain restricted securities held as of December 31, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Health Care Equipment & Supplies	$332,692,924	$10,805,576	$-
Pharmaceuticals	142,996,573	7,187,432	-
All Other	3,597,928,202	-	-
Private Investment in Public Equity (PIPES)	-	44,788,687	-
Preferred Stocks	-	-	8,881,908
Warrants	-	2,790,641	-
Investment Companies	-	59,589,128	-
Investments Purchased with Cash Collateral from Securities Lending	-	55,523,901	-
Total Investments in Securities	$4,073,617,699	$180,685,365	$8,881,908
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	3,098,992	-
Total Assets	$4,073,617,699	$183,784,357	$8,881,908
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$113,969	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70252 03-22